Schedule of Accrued Liabilities (Details) - USD ($)	Sep. 30, 2021	Dec. 31, 2020	Dec. 31, 2019
Payables and Accruals [Abstract]
Interest payable		$ 976,032	$ 527,239
Insurance liability		15,813	59,346
Payroll liabilities		296,036	11,517
Broker and commission payables		68,093	70,430
Marketing and advertising payables		6,250	257,286
Credit card payables		201,116	145,077
Capital raise payables		94,978	139,932
Professional fees payables			56,870
Other		52,066	159,961
Accrued liabilities	$ 687,934	$ 1,710,384	$ 1,427,658